13. SHAREHOLDERS' EQUITY: Schedule of changes in warrants (Details) - Warrants entitling the holders to acquire common shares - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	13,852,264	8,381,326	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 0.28	$ 0.20	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,852,400	8,446,438	10,655,326
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.15	$ 0.33	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	0	(2,975,500)	(2,274,000)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 0	$ 0.20	$ 0.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	20,704,664	13,852,264	8,381,326
Weighted Average Exercise price at end of period	$ 0.24	$ 0.28	$ 0.20